NOTE 8 - CONVERTIBLE LOANS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
NOTE 8 - CONVERTIBLE LOANS

NOTE 7 – CONVERTIBLE NOTE

During the six months ended June 30, 2023, the Company borrowed from a third party totaling $284,760, which includes original issue discount and financing costs of $34,760. The note is due on June 1, 2024 and a one-time interest charge of 12% shall be applied. Accrued, unpaid interest and outstanding principal shall be paid in 10 payments each in the amount of $31,893.10. The first payment shall be due on July 16, 2023. The note is convertible at the option of the holders at any time following an event of default, and the conversion price is 75% multiplied by the lowest trading price of Company’s common stock during the 10 trading days prior to the conversion date.

During the six months ended June 30, 2023, the Company recorded interest expense of $3,417 and recognized amortization of discount, included in interest expense, of $3,476.

NOTE 8 - CONVERTIBLE LOANS

At December 31, 2022 and 2021, there were no convertible loans.

During the years ended December 31, 2022 and 2021, the Company recorded interest expense of $0 and $33,429 and recognized amortization of discount, included in interest expense, of $0 and $372,290, respectively.

During the years ended December 31, 2022 and 2021, the Company repaid notes of $0 and $250,000 and accrued interest of $0 and $6,027, respectively.

Conversion

During the year ended December 31, 2021, the Company converted notes with principal amounts and accrued interest of $422,295 into 6,080,632 shares of common stock. The corresponding derivative liability at the date of conversion of $708,611 was settled through additional paid in capital.

Settlement

During the year ended December 31, 2021, the Company recorded gain on settlement of debt of $11,069.